Share-Based Compensation - Weighted Average Assumptions of PSUs (Details) - PSUs - year	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free annual interest rate	2.75%	2.60%
Dividend yield	0.00%	0.00%
Expected stock price volatility	76.38%	84.20%
Expected stock price volatility of peer group	93.02%	83.17%
Expected life of options (years)	3.00	3.00
Forfeiture rate	21.86%	14.94%
Equity correlation against peer group	51.10%	44.87%
Period used for equity correlation against peer group	1 year